CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	[1]	$ 3,666	$ 2,503	$ 1,886
Direct operating costs	[1]	(1,378)	(778)	(542)
General and administrative expenses	[1]	(75)	(67)	(69)
Profit (loss) from operating activities	[1]	2,213	1,658	1,275
Interest expense	[1]	(1,065)	(697)	(544)
Share of (losses) earnings from investments in associates	[1]	0	(20)	4
Remeasurement of shares classified as financial liability		(477)	34	1,058
Mark-to-market and foreign currency revaluation	[1]	(116)	23	49
Other (expense) income	[1]	(118)	(24)	39
Income before income tax	[1]	437	974	1,881
Income tax (expense) recovery
Current	[1]	(356)	(348)	(341)
Deferred	[1]	(9)	(20)	79
Net income	[1]	72	606	1,619
Attributable to:
Brookfield Infrastructure Partners L.P.	[1],[2]	(608)	111	1,094
Non-controlling interests	[1]	$ 680	$ 495	$ 525

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.

[2]	Net income following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Net income prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.